Investment Objectives and Goals	Jul. 27, 2026
T. Rowe Price Retirement 2005 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Retirement 2010 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Retirement 2015 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Retirement 2020 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Retirement 2025 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Retirement 2030 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Retirement 2035 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Retirement 2040 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Retirement 2045 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Retirement 2050 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Retirement 2055 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Retirement 2060 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Retirement 2065 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Retirement 2070 Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
T. Rowe Price Retirement Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.